Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net earnings	$ 122,317	$ 141,448	$ 286,358	$ 252,839
Adjustments for Depreciation and depletion	59,211	54,857	123,224	100,247
Gain on disposal of mineral stream interest	0	(5,027)	0	(5,027)
Interest expense	72	36	145	53
Equity settled share based compensation	1,655	1,859	3,253	3,402
Performance share units - expense	4,586	2,625	4,269	8,479
Performance share units - paid	0	0	(11,129)	(16,675)
Pension expense	283	291	458	458
Pension paid	0	(20)	(43)	(116)
Income tax (recovery) expense	50,513	6,135	50,485	(445)
(Gain) loss on fair value adjustment of share purchase warrants held	(197)	280	(380)	105
Investment income recognized in net earnings	(4,877)	(8,880)	(11,315)	(16,028)
Other	482	418	400	499
Change in non-cash working capital	(3,664)	1,685	(1,508)	(387)
Cash generated from operations before income taxes and interest	230,381	195,707	444,217	327,404
Income taxes paid	(75)	(988)	(191)	(4,332)
Interest paid	(73)	(15)	(148)	(33)
Interest received	4,160	7,672	9,895	14,443
Cash generated from operating activities	234,393	202,376	453,773	337,482
Financing activities
Credit facility extension fees	(925)	(846)	(925)	(846)
Share purchase options exercised	8,348	1,134	12,164	10,510
Lease payments	(147)	(177)	(295)	(379)
Dividends paid	(139,124)	(131,091)	(139,124)	(131,091)
Cash used for financing activities	(131,848)	(130,980)	(128,180)	(121,806)
Investing activities
Mineral stream interests	(35,605)	(88,710)	(486,507)	(120,234)
Early deposit mineral stream interests	0	0	0	(750)
Mineral royalty interest	(10,078)	0	(22,025)	0
Net proceeds on disposal of mineral stream interests	0	46,400	0	46,400
Acquisition of long-term investments	0	(31)	(751)	(8,175)
Proceeds on disposal of long-term investments	177,088	202	177,088	202
Dividends received	481	917	1,181	917
Other	(193)	(1,209)	(789)	(1,770)
Cash (used for) generated from investing activities	131,693	(42,431)	(331,803)	(83,410)
Effect of exchange rate changes on cash and cash equivalents	(130)	175	(100)	482
Increase (decrease) in cash and cash equivalents	234,108	29,140	(6,310)	132,748
Cash and cash equivalents, beginning of period	306,109	799,697	546,527	696,089
Cash and cash equivalents, end of period	$ 540,217	$ 828,837	$ 540,217	$ 828,837